Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for doubtful accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule II - Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 4	$ 4	$ 7
Charges (credits) to cost and expenses	0	0	0
Charged to other accounts	0	0	(3)
Deductions	0	0	0
Balance at End of Period	$ 4	$ 4	$ 4